Vessel Operating Expenses - Summary of Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel operating expenses [abstract]
Employee costs	$ 428,923	$ 369,640	$ 354,049
Fuel, port charges and insurance	388,653	355,771	347,849
Food, consumables and durables	254,311	223,202	220,392
Repair and maintenance	182,335	153,460	141,331
VAT expense	74,031	65,282	63,959
Charter fees	37,332	24,402	11,492
Other	106,902	88,954	72,604
Total vessel operating expenses	$ 1,472,487	$ 1,280,711	$ 1,211,676